Share-Based Payments - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended				12 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Aug. 26, 2020 USD ($) shares	Aug. 18, 2020 CNY (¥)	Aug. 18, 2020 USD ($)	May 29, 2020 shares	Apr. 13, 2020 shares	Sep. 11, 2019 Installment shares	Oct. 31, 2020 shares	Sep. 30, 2020 CNY (¥) shares	May 31, 2020 Installment shares	Dec. 31, 2019	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Jan. 08, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses												¥ 120,724	$ 18,944	¥ 349,846		¥ 63,746
Proceeds from exercise of share options												¥ 10,449	$ 1,640
Construction in Progress
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses | ¥														¥ 20,127
BCPE Bridge Cayman, L.P. | Pre IPO Private Placements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shareholding			21.81%	21.81%
Amount to be distributed to ISU holders			¥ 210,986	$ 30,500
Class B Ordinary Shares | Bridge Management, L.P. | BCPE Bridge Limited Partnership Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of outstanding shares								26,797,650
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average exercise price for forfeited share options | $ / shares													$ 0.50
Weighted-average grant-date fair value of the share options granted | $ / shares															$ 1.73
Total fair value of share options vested | $													$ 620		$ 13,923
Weighted-average exercise price for share options forfeited | $ / shares													$ 1.87
Weighted-average exercise price for share options outstanding | $ / shares													1.68		$ 1.68
Weighted-average exercise price for share options expected to vest | $ / shares													$ 1.68
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, options, exercised		5,667,164										2,085,515	2,085,515
Total share-based compensation expenses | ¥									¥ 21,914
Number of shares vesting accelerated									1,125,600
Weighted-average exercise price for forfeited share options | $ / shares													$ 4.62
Weighted-average grant-date fair value of the share options granted | $ / shares													$ 3.17		$ 5.43
Total fair value of share options vested | $													$ 8,258		$ 7,846
Stock option granted contractual term										10 years
Number of shares granted					5,667,164							1,350,482	1,350,482
Stock option vesting percentage										50.00%
Number of Equal Installments to Vest Shares | Installment										2
Proceeds from exercise of share options | $		$ 5,667
Number of early exercised options but not vested remained as outstanding option													4,958,769		5,667,164
Weighted-average exercise price for share options granted | $ / shares													$ 3.42
Weighted-average exercise price for share options exercised | $ / shares													1.25
Weighted-average exercise price for share options forfeited | $ / shares													1.92
Weighted-average exercise price for share options outstanding | $ / shares													1.69		$ 1.47
Weighted-average exercise price for share options expected to vest | $ / shares													1.69
Weighted-average exercise price for share options exercisable | $ / shares													$ 1.82
Total intrinsic value of options exercised | $													$ 4,282
Aggregate intrinsic value of share options outstanding | $													20,385
Aggregate intrinsic value of share options currently exercisable | $													$ 2,356
Weighted-average remaining contractual term of share options outstanding												8 years 6 months 10 days	8 years 6 months 10 days
Weighted-average remaining contractual term of share options currently exercisable												8 years 8 months 19 days	8 years 8 months 19 days
2020 Plan | Certain Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted								2,805,000	5,666,345			1,350,482	1,350,482
Stock option vesting service period								4 years
2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized	11,334,328								11,334,328	5,667,164					22,291,218
2020 Plan | Maximum | Certain Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting service period												4 years	4 years
2020 Plan | Minimum | Certain Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting service period												3 years	3 years
2020 Plan | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting percentage										50.00%
Number of Equal Installments to Vest Shares | Installment										4
Stock option vesting service period										4 years
2019 Plan and 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized employee share-based compensation expenses | $													$ 44,440
Expected to recognized weighted-average period												1 year 5 months 12 days	1 year 5 months 12 days
ISUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected to recognized weighted-average period												1 year 2 months 12 days	1 year 2 months 12 days
Total unrecognized employee share-based compensation expenses | $													$ 13,624
Class B | Bridge Management, L.P. | BCPE Bridge Limited Partnership Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share issued to SBC platform								1,000,000
BCPE Stack ESOP Holdco Limited | 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses | ¥	¥ 27,580
Number of shares vesting accelerated	3,808,818
BCPE Bridge Cayman, L.P. | Class B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses | ¥	¥ 5,132
Number of shares vesting accelerated	31,137
Number of shares issued							1,000,000
BCPE Bridge Cayman, L.P. | Class B | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of vesting installments of remaining portion | Installment							2
BCPE Bridge Cayman, L.P. | Class B | Maximum | Granted During 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period							5 years
BCPE Bridge Cayman, L.P. | Class B | Maximum | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period							4 years
Number of vesting installments | Installment							4
BCPE Bridge Cayman, L.P. | Class B | Minimum | Granted During 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period							1 year
BCPE Bridge Cayman, L.P. | Class B | Minimum | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period							3 years
Number of vesting installments | Installment							3
2019 Plan | BCPE Stack ESOP Holdco Limited
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP contractual term											10 years
2019 Plan | BCPE Stack ESOP Holdco Limited | Class B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP purchase options																	17,633,120
Share-based payment award, options, exercised						17,633,120
Number of shares exchanged for ordinary shares													3,873,613